SHARE CAPITAL (Details Narrative)			12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 CAD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Jun. 12, 2021 $ / shares	Jun. 12, 2021 $ / shares	Feb. 11, 2021 $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Convertible debentures converted value				$ 369,545
Converted units | shares				123,500
Warrants to purchase common stock, description				Each unit consists of one common share and one common share purchase warrant
Warrant exercise price | (per share)				$ 3.80					$ 5.00
Expected dividend as percentage, warrants				0.00%
Risk free interest rate, warrants				1.32%
Expected volatility, warrants				76.55%
Warrant expected life				2 years
Fair value of warrants				$ 146,858
Shares issued to settle accounts payable, value			$ 13,814	$ 13,011
Shares issued to settle accounts payable, shares | shares			1,678	3,027
Price per share | (per share)			$ 8.20	$ 4.30	$ 10.10				$ 5.60
Common Stock [Member] | Private placement offering [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase common stock, description	Each unit consists of one common share and one common share purchase warrant	Each unit consists of one common share and one common share purchase warrant
Warrant exercise price | (per share)	$ 9.00					$ 18.10	$ 23.00	$ 11.50
Expected dividend as percentage, warrants	0.00%	0.00%
Risk free interest rate, warrants	0.19%	0.19%
Expected volatility, warrants	75.26%	75.26%
Warrant expected life	2 years	2 years
Fair value of warrants	$ 3,766,007
Price per share | (per share)	$ 6.70							8.50
Number of shares issued | shares	1,764,720
Gross proceeds from private offering	$ 11,815,595	$ 15,000,120
Cash commission	$ 708,667	$ 900,007
Commission percentage	6.00%
Share issue related cost	$ 434,367
Common Stock [Member] | Private placement offering [Member] | Broker Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | (per share)	$ 6.70							$ 8.50
Fair value of warrants	$ 288,197
Cash commission	$ 105,883